Equity (Details) - Schedule of changes in share capital - shares		6 Months Ended	12 Months Ended
		Jun. 30, 2021	Dec. 31, 2020
Schedule of changes in share capital [Abstract]
Balance at beginning	[1]	390,949,079	224,087,799
Issuance of shares and warrants		1,224,600	100,000,000
Exercise of warrants			66,861,280
Balance at ending	[1]	392,173,679	390,949,079

[1]	Net of 2,641,693 treasury shares of the Company, held by the Company.